Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Profit (loss) after tax		£ 835	£ (1,154)	[1]	£ 3,729	[1]
Profit/(loss) after tax in respect of continuing operations		882	232	[1]	1,592	[1]
(Loss)/profit after tax in respect of discontinued operations		(47)	(1,386)	[1]	2,137	[1]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		1,422	(1,473)
Attributable to:
Total comprehensive income/(loss) for the year		1,422	(1,473)
Barclays Bank Group [member]
Disclosure of operating segments [line items]
Profit (loss) after tax		835	(1,154)	[2]	3,729	[2]
Profit/(loss) after tax in respect of continuing operations		882	232	[2]	1,592	[2]
(Loss)/profit after tax in respect of discontinued operations		(47)	(1,386)	[2]	2,137	[2]
Currency translation reserve
Currency translation differences		844	(1,310)	[2]	3,027	[2]
Available for sale reserve
Net gains from changes in fair value	[3]	0	404	[2]	2,178	[2]
Net (gains) transferred to net profit on disposal	[3]	0	(294)	[2]	(912)	[2]
Net losses transferred to net profit due to impairment	[3]	0	3	[2]	20	[2]
Net losses/(gains) transferred to net profit due to fair value hedging	[3]	0	283	[2]	(1,677)	[2]
Changes in insurance liabilities and other movements	[3]	0	60	[2]	53	[2]
Tax	[3]	0	(27)	[2]	(18)	[2]
Fair value through other comprehensive income reserve
Net losses from changes in fair value	[3]	(475)	0	[2]	0	[2]
Net losses transferred to net profit on disposal	[3]	74	0	[2]	0	[2]
Net losses transferred to net profit due to impairment	[3]	4	0	[2]	0	[2]
Net losses transferred to net profit due to fair value hedging	[3]	165	0	[2]	0	[2]
Changes in insurance liabilities and other movements	[3]	(25)	0	[2]	0	[2]
Tax	[3]	53	0	[2]	0	[2]
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(197)	(428)	[2]	689	[2]
Net gains transferred to net profit		(213)	(602)	[2]	(431)	[2]
Tax		103	256	[2]	(59)	[2]
Other		27	(7)	[2]	47	[2]
Other comprehensive income/(loss) that may be recycled to profit or loss		360	(1,662)	[2]	2,917	[2]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements		412	115	[2]	(1,309)	[2]
Fair value through other comprehensive income reserve	[4]	(141)	0	[2]	0	[2]
Own credit		77	(7)	[2]	0	[2]
Tax		(118)	(66)	[2]	329	[2]
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations		230	42	[2]	(980)	[2]
Total comprehensive income/(loss) for the year		1,422	(1,473)	[2]	7,186	[2]
Attributable to:
Equity holders of the parent		1,422	(1,585)	[2]	5,947	[2]
Non-controlling interests		0	112	[2]	1,239	[2]
Total comprehensive income/(loss) for the year		1,422	(1,473)	[2]	7,186	[2]
Continuing operations [member]
Disclosure of operating segments [line items]
Profit (loss) after tax			232		1,592
Currency translation reserve
Currency translation differences		844	(1,310)
Cash flow hedging reserve
Other		27	(7)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		1,472	(1,388)
Attributable to:
Total comprehensive income/(loss) for the year		1,472	(1,388)
Continuing operations [member] | Barclays Bank Group [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		590	(1,620)		1,937
Total comprehensive income/(loss) for the year		1,472	(1,388)	[2]	3,529	[2]
Attributable to:
Total comprehensive income/(loss) for the year		1,472	(1,388)	[2]	3,529	[2]
Discontinued operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		(50)	(85)
Attributable to:
Total comprehensive income/(loss) for the year		(50)	(85)
Discontinued operations [member] | Barclays Bank Group [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		(3)	1,301		1,520
Total comprehensive income/(loss) for the year		(50)	(85)	[2]	3,657	[2]
Attributable to:
Total comprehensive income/(loss) for the year		£ (50)	£ (85)	[2]	£ 3,657	[2]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00

[3]	Includes £41m loss ( 2017 : £189m loss) on recycling of currency translation differences.
[4]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comp rehensive income reserve was introduced replacing the available for sale reserve.